Dividends	12 Months Ended
Sep. 30, 2017
Other Liabilities Disclosure [Abstract]
Dividends

Note 18 — Dividends

The Company’s Board of Directors declared the following dividends during the fiscal years ended September 30, 2017, 2016 and 2015:

Declaration Date	Dividends Per Ordinary Share	Record Date	Total Amount	Payment Date
August 2, 2017	$0.220	September 29, 2017	$31,736	October 23, 2017
May 9, 2017	$0.220	June 30, 2017	$31,981	July 14, 2017
February 1, 2017	$0.220	March 31, 2017	$32,223	April 14, 2017
November 8, 2016	$0.195	December 30, 2016	$28,606	January 13, 2017

July 26, 2016	$0.195	September 30, 2016	$28,693	October 21, 2016
May 4, 2016	$0.195	June 30, 2016	$28,836	July 15, 2016
February 2, 2016	$0.195	March 31, 2016	$29,206	April 15, 2016
November 10, 2015	$0.170	December 31, 2015	$25,565	January 15, 2016

July 29, 2015	$0.170	September 30, 2015	$25,697	October 16, 2015
April 29, 2015	$0.170	June 30, 2015	$26,127	July 17, 2015
January 27, 2015	$0.170	March 31, 2015	$26,286	April 16, 2015
November 4, 2014	$0.155	December 31, 2014	$24,086	January 16, 2015

The amounts payable as a result of the August 2, 2017, July 26, 2016 and July 29, 2015 declarations were included in accrued expenses and other current liabilities as of September 30, 2017, 2016 and 2015, respectively.

On November 8, 2017, the Company’s Board of Directors approved quarterly dividend payment of $0.22 per share, and set December 29, 2017 as the record date for determining the shareholders entitled to receive the dividend, which is payable on January 19, 2018.

On November 8, 2017, the Company’s Board of Directors also approved, subject to shareholder approval at the January 2018 annual general meeting of shareholders, an increase in the quarterly cash dividend to $0.25 per share, anticipated to be paid in April 2018.